PENSION AND OTHER POSTRETIREMENT BENEFITS - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.97%	5.17%	2.87%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%
Discount rate—benefit obligation	5.17%	2.87%	2.50%
Discount rate—service cost	5.26%	2.98%	2.68%
Discount rate—interest cost	5.07%	2.26%	1.76%
Expected rate of return on plan assets	6.75%	6.40%	6.15%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%
Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.15%	4.50%	1.79%
Expected annual rate of compensation increase	2.68%	2.69%	2.56%
Discount rate—benefit obligation	4.49%	1.77%	1.24%
Discount rate—service cost	3.81%	1.48%	1.00%
Discount rate—interest cost	4.56%	1.59%	1.00%
Expected rate of return on plan assets	5.15%	3.61%	4.03%
Expected annual rate of compensation increase	2.68%	2.56%	2.43%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.32%	2.66%
Discount rate	5.32%	2.66%	2.20%